Basic and Diluted Net Loss Per Share	12 Months Ended
Dec. 31, 2017
Basic and Diluted Net Loss Per Share [Abstract]
Basic and Diluted Net Loss Per Share
11.	Basic and Diluted Net Loss Per Share

We issued 28,884,540 shares of Series A convertible preferred stock in December 2015. Prior to the completion of our IPO, we used the Series A convertible preferred stock to calculate basic net loss per share because there was no common stock outstanding during these periods, and the Series A convertible preferred stock represented the lowest subordinated form of outstanding equity that would have been required to absorb our losses. For purposes of calculating diluted net loss per share, we considered the conversion of the Series A convertible preferred stock using its 1:1 conversion ratio and the potential dilutive effect of employee stock options.

The Series A convertible preferred stock converted into common stock in conjunction with the IPO in July 2017. As a result there were 66,541,629 shares of common stock issued and outstanding and there were no longer any outstanding shares of Series A convertible preferred stock. We determined that the Series A convertible preferred stock was in substance common stock during the period that it was outstanding because the Series A convertible preferred stock was the lowest form of subordinated equity outstanding during that period and therefore this class of stock would have been required to absorb our losses. Accordingly, we are using the two-class method for computing EPS.

The two-class method is an earnings allocation formula that determines EPS for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. For the purposes of calculating EPS under the two-class method, we have allocated the net loss between the common stock and the Series A convertible preferred stock.

Basic EPS for each class of stock is computed by dividing total distributable losses applicable to preferred and common stock, including the 6% cumulative dividend contractually due to Series A convertible preferred shareholders, by the weighted-average of preferred and common shares outstanding during the requisite period. The cumulative preferred stock dividend was not paid upon completion of the IPO because the IPO was not a liquidation event or a change in control. Prior to the IPO, the 6% cumulative Series A convertible preferred stock dividend was considered as required under the two-class method regardless of whether those dividends were actually distributed.

The following table summarizes the distributable losses for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	Years Ended December 31,
	2017	2016	2015
	(as revised)
Net loss	$(121,559)	$(83,217)	$(61,422)
Preferred stock dividend	(20,100)	—	—
Distributable losses	$(141,659)	$(83,217)	$(61,422)

The following table summarizes the reconciliation of weighted-average shares outstanding used in the calculation of basic EPS for the years ended December 31, 2017, 2016 and 2015:

	Years Ended December 31,
Determination of shares:	2017	2016	2015
Weighted-average preferred shares outstanding	15,748,009	28,884,540	28,884,540
Weighted-average common shares outstanding	30,262,768	—	—
Total weighted-average shares outstanding	46,010,777	28,884,540	28,884,540

The following table summarizes the calculation of basic EPS for the years ended December 31, 2017, 2016 and 2015 (in thousands, except per share amounts):

	Years Ended December 31,
	2017	2016	2015
	(as revised)
Losses attributable to preferred shares	$(48,485)	$(83,217)	$(61,422)
Less: Assumed dividend to preferred shares	20,100	—	—
Income (losses) allocated to preferred shares	$(28,385)	$(83,217)	$(61,422)
Weighted-average preferred shares outstanding	15,748	28,885	28,885
Basic loss per preferred share	$(1.80)	$(2.88)	$(2.13)

Losses allocated to common shares	$(93,174)	$—	$—
Weighted-average common shares outstanding	30,263	—	—
Basic loss per common share	$(3.08)	$—	$—

The following table presents amounts that were excluded from the calculation of diluted net loss per share, due to their anti-dilutive effect:

	Years Ended December 31,
	2017	2016	2015
Options to purchase common stock	7,905,110	5,063,585	2,905,006
Unvested restricted stock	33,820	—	—
Employee stock purchase plan	9,488	—	—